8. Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted cash [absract]
Schedule of restricted cash
	Weighted Average Profitability (p.a.)	2019	2018

Local Currency
Deposits in Guarantee of Letter of Credit	97.6% of CDI	138,164	100,394
Escrow Deposits	96.2% of CDI	85,351	72,089
Escrow Deposits - Leases	98.5% of CDI	136,438	102,880
Other deposits	66.4% of CDI	9,922	113,465
Total Local Currency		369,875	388,828

Foreign Currency
Escrow Deposits for Hedge Margin	1.6%	74,431	433,304
Total Foreign Currency		74,431	433,304

Total		444,306	822,132

Current		304,920	133,391
Non-current		139,386	688,741